UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
April 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 96.04%

Agriculture Fishing & Ranching - 2.21%
7,690	Calavo Growers, Inc.	504,464

Auto Parts - 2.67%
7,340	Dorman Products, Inc. *	610,321

Back Office Support HR & Consulting - 5.53%
8,990	WageWorks, Inc. *	663,462
9,870	Maximus, Inc.	601,971
		1,265,433

Banks: Diversified - 6.65%
6,610	South State Corp.	582,672
6,590	Pinnacle Financial Partners, Inc.	421,760
11,580	Centerstate Banks, Inc.	292,163
8,340	Veritex Holdings, Inc. *	224,680
		1,521,275
Banks: Savings/Thrifts & Mortgage Lending - 3.74%
20,560	Banc of California, Inc.	446,152
10,830	Legacy Texas Financial Group, Inc.	409,482
		855,634
Biotechnology - 7.87%
12,360	PRA Health Sciences, Inc. *	790,546
16,200	Repligen Corp. *	595,998
4,570	Eagle Pharmaceuticals, Inc. *	413,996
		1,800,540
Computer Services Software & Systems - 13.75%
16,500	Pegasystems, Inc.	751,575
5,450	Ellie Mae, Inc. *	554,592
4,720	LogMeln, Inc.	533,360
12,315	Qualys, Inc. *	472,896
11,420	Broadsoft, Inc. *	438,528
4,180	SPS Commerce, Inc. *	230,987
4,370	Mercury Systems, Inc. *	163,351
		3,145,289

Cosmetics - 2.08%
12,505	Inter Parfums, Inc.	474,565

Foods - 3.31%
9,990	B&G Foods, Inc.	419,580
2,505	J&J Snack Foods Corp.	337,123
		756,703

Health Care Services - 4.61%
15,820	Cotiviti Holdings, Inc. *	661,118
6,010	Medidata Solutions, Inc. *	393,234
		1,054,352

Medical & Dental Instruments & Supplies - 3.20%
6,376	Neogen Corp. *	397,416
4,495	Cantel Medical Corp.	334,473
		731,889
Medical Services - 2.01%
5,440	ICON PLC. ADR (Ireland) *	459,626

Office Supplies Equipment - 1.16%
11,025	Knoll, Inc.	264,159

Oil: Crude Producers - 4.73%
35,910	Oasis Petroleum, Inc. *	428,765
28,825	Callon Petroleum Co. *	341,288
28,615	WildHorse Resource Development Corporation *	312,190
		1,082,243
Pharmaceuticals - 8.11%
23,755	Supernus Pharmaceuticals, Inc. *	774,413
10,207	Cambrex Corp. *	605,785
8,245	Prestige Brands Holdings, Inc. *	473,345
		1,853,543
Restaurants - 4.54%
17,571	Sonic Corp.	472,308
10,290	Chuy's Holdings, Inc. *	306,642
11,850	Bojangles', Inc. *	260,108
		1,039,058
Recreational Vehicles & Boats - 1.37%
3,090	LCI Industries, Inc.	312,554

Semiconductors & Components - 5.80%
14,245	MaxLinear, Inc. *	396,438
10,544	Ceva, Inc. *	379,584
7,090	Inphi Corp. *	293,668
3,610	Silicon Laboratories, Inc. *	256,851
		1,326,541
Specialty Retail - 3.75%
9,450	SiteOne Landscape Supply, Inc. *	451,804
7,840	Monro Muffler Brake, Inc.	406,504
		858,308
Textiles Apparel & Shoes - 3.33%
17,000	Steven Madden Ltd. *	646,850
4,810	GIII Apparel Group Ltd. *	113,997
		760,847
Truckers - 3.69%
11,520	SAIA, Inc. *	554,688
8,460	Knight Transportation, Inc.	290,178
		844,866
Utilities: Telecommunications - 1.93%
9,800	Cogent Communications Holdings, Inc.	441,000

TOTAL FOR COMMON STOCKS (Cost $17,889,952) - 96.04%		$ 21,963,210

SHORT TERM INVESTMENTS - 4.45%
1,018,505	First American Government Obligation Fund 0.54% ** (Cost $1,018,505)	1,018,505

TOTAL INVESTMENTS (Cost $18,908,457) *** - 100.49%		$ 22,981,715

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.49%)		(112,147)

NET ASSETS - 100.00%		$ 22,869,568

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2017
***At April 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,908,457 amounted to $4,073,258.

1. SECURITY TRANSACTIONS
At April 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,908,457 amounted to $4,073,258.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,963,210	$0	$0	$21,963,210
Cash Equivalents	$1,018,505	$0	$0	$1,018,505
Total	$22,981,715	$0	$0	$22,981,715

Ranger Quest for Income and Growth Fund
Schedule of Investments
April 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 76.44%

Aerospace & Defense - 3.10%
14,900	Bae Systems Plc. ADR (United Kingdom)	$ 487,528

Automobiles - 4.43%
7,147	Daimler AG (Germany)	532,739
17,400	Nissan Motor Co., Ltd. (Japan)	165,209
		697,948
Beverages - 2.67%
636,103	Thai Beverage PCL (Thailand)	421,138

Biotechnology - 2.38%
5,680	Abbvie, Inc.	374,539

Capital Markets - 4.84%
3,720	CME Group, Inc.	432,227
18,770	Ares Capital Corp.	330,352
		762,579

Chemicals - 6.02%
9,040	The Dow Chemical Co.	567,712
4,490	Lyondellbasell Industries NV (Netherlands)	380,572
		948,284

Banks - 9.75%
5,710	J.P. Morgan Chase & Co.	496,770
6,270	Bank of Montreal (Canada)	444,010
402,850	Lloyds Banking Group Plc. (United Kingdom)	361,010
80,190	Intesa Sanpaolo (Italy) *	233,677
		1,535,467
Communications Equipment - 3.07%
14,190	Cisco Systems, Inc.	483,453

Construction & Engineering - 0.95%
7,003	Ferrovial SA (Spain)	149,084

Diversified Telecommunication Services - 4.41%
278,140	HKT Trust & HKT, Ltd. (Hong Kong)	355,761
4,032	BCE, Inc. (Canada)	183,586
3,920	AT&T, Inc.	155,350
		694,697

Food Products - 3.58%
19,870	Marine Harvest ASA (Norway)	330,590
48,900	Enel Spa (Italy) *	232,556
		563,146

Hotels, Restaurants & Leisure - 2.82%
7,520	Las Vegas Sands Corp.	443,605

Independent Power Producers & Energy Traders - 1.46%
12,590	Capital Power Corp. (Canada)	229,485

Insurance - 3.58%
73,290	Insurance Australia Group (Australia)	340,770
2,570	Swiss RE AG ORD (Switzerland)	223,742
		564,512
IT Services- 1.66%
4,420	Paychex, Inc.	262,018

Machinery - 3.53%
2,140	Cummins, Inc.	323,012
3,480	PACCAR, Inc.	232,220
		555,232

Media - 1.96%
13,978	Regal Entertainment Group Class-A	308,495

Oil, Gas & Consumable Fuels - 3.47%
4,670	Exxon Mobil Corp.	381,306
6,190	Royal Dutch Shell Plc. B (United Kingdom)	164,529
		545,835
Paper & Forest Products - 0.99%
5,890	Upm Kymmene Oyj (Finland)	155,526

Pharmaceuticals - 2.43%
19,075	GlaxoSmithKline Plc. (United Kingdom)	382,883

Real Estate Management & Development - 1.58%
200,200	New World Development (Hong Kong)	249,379

Semiconductors & Semiconductor Equipment - 4.16%
10,510	Intel Corp.	379,937
8,300	Taiwan Semiconductor Manufacturing Co., Limited (Taiwan) *	274,481
		654,418
Software - 3.14%
7,230	Microsoft Corp.	494,966

Transportation Infrastructure - 0.46%
14,000	Sydney Airport (Australia)	72,223

TOTAL FOR COMMON STOCKS (Cost $10,974,951) - 76.44%		12,036,440

REAL ESTATE INVESTMENT TRUSTS - 14.88%

Equity Real Estate Investment Trust - 8.44%
200,936	Ascendas Real Estate Investment Trust (Singapore)	368,174
4,800	Welltower, Inc.	342,912
4,510	Lamar Advertising Co.	325,036
22,463	Colony Northstar, Inc. - Class A	293,591
		1,329,713
Mortgage Real Estate Investment Trust - 6.44%
17,542	Blackstone Mortgage Trust, Inc.	541,697
20,784	Starwood Property Trust, Inc.	471,589
		1,013,286

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,246,943) - 14.88%		2,342,999

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 7.53%

Capital Markets - 2.23%
11,420	Blackstone Group, L.P.	352,193

Electric Utilities - 2.90%
11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	456,849

Oil, Gas & Consumable Fuels - 2.40%
8,280	Enterprise Products Partners, L.P.	226,210
8,100	Energy Trans Equity, L.P.	151,146
		377,356

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $966,856) - 7.53%		$ 1,186,398

SHORT TERM INVESTMENTS - 0.99%
155,337	First American Government Obligation Fund 0.54% ** (Cost $155,337)	155,337

TOTAL INVESTMENTS (Cost $14,344,087) - 99.84%		15,721,174

OTHER ASSETS LESS LIABILITIES - 0.16%		25,587

NET ASSETS - 100.00%		$ 15,746,761

ADR - American Depository Receipts.
* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at April 30, 2017
***At April 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,344,087 amounted to $1,377,087.

1. SECURITY TRANSACTIONS
At April 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,344,087 amounted to $1,377,087.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,036,440	$0	$0	$12,036,440
Equity Real Estate Investment Trusts	$2,342,999	$0	$0	$2,342,999
Master Limited Partnerships & Publicly Traded Partnerships	$1,186,398	$0	$0	$1,186,398
Cash Equivalents	$155,337	$0	$0	$155,337
Total	$15,721,174	$0	$0	$15,721,174

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 28, 2017

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date June 28, 2017